Revenue from contract with customers	9 Months Ended
Sep. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contract with customers	Revenue from contract with customers
10.1 Disaggregation of revenue
The Company distinguishes between revenue recognized over time and revenue recognized at a point in time.
The table below presents revenue by service contract type, geographic market, and the timing of performance obligation satisfaction (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Type of service (1)
Social casino game	$76,835	$79,618	$231,079	$219,237
Geographic market (1)
U.S.	57,024	60,996	172,954	182,507
International	19,811	18,622	58,125	36,730
Total	$76,835	$79,618	$231,079	$219,237
Timing of revenue recognition (1)
Over time	$76,712	$78,670	$230,666	$218,140
At a point in time	123	948	413	1,097
Total (1)	$76,835	$79,618	$231,079	$219,237
(1)iGaming revenues are excluded and amounted to $17,436 thousand for the three months ended September 30, 2026, $51,602 thousand for the nine months ended September 30, 2026, $16,229 thousand for the three months ended September 30, 2025, and $44,915 thousand for the nine months ended September 30, 2025.
The following table disaggregates revenue between Third-Party Platforms and Direct-to-Consumers (in thousands):

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Third-Party Platforms	$32,238	$63,020	$111,993	$182,983
Direct-to-Consumers (1)	44,597	16,598	119,086	36,254
Total (2)	$76,835	$79,618	$231,079	$219,237
(1)Direct-to-Consumer (“DTC”) revenue represents revenue from purchases made through Company-owned channels, including web storefront transactions and other direct payment flows.
(2)iGaming revenues are excluded and amounted to $17,436 thousand for the three months ended September 30, 2026, $51,602 thousand for the nine months ended September 30, 2026, $16,229 thousand for the three months ended September 30, 2025, and $44,915 thousand for the nine months ended September 30, 2025.
10.2 Contract assets, contract liabilities with customers
The following table summarizes our opening and closing balances in contract assets and contract liabilities (in thousands):

	September 30, 2026	December 31, 2025
Contract assets (1)	$398	$518
Contract liabilities (2)	1,497	1,861
(1)Contract assets are included within prepaid expenses and other assets in our consolidated interim financial position.
(2)The amount of revenue recognized during the current period from the contract liabilities balance at the beginning of the reporting period is $1,861 thousand for the nine months ended September 30, 2026 and $1,754 thousand for the nine months ended September 30, 2025.